ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Net unrealized gains (losses) on securities	Foreign currency adjustment	Change in discount rate used to measure LFPB	Change in FV of MRB	Others	Total
Balance at January 1, 2022	$35	$1	$(63)	$(1)	$(5)	$(33)
Amounts reclassified to (from) AOCI	(21)	—				(20)
Unrealized gain (losses) arising during the period	(1,303)	—	751	—	—	(552)
Foreign currency adjustment	—	(2)	—	—	—	(2)
Deferred income tax recovery (expense) and other	271	—	(181)	(6)	—	84
Balance at December 31, 2022	$(1,018)	$(1)	$507	$(7)	$(4)	$(523)

FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Net unrealized gains (losses) on securities	Foreign currency adjustment	Change in discount rate used to measure LFPB	Change in FV of MRB	Others	Total
Balance at January 1, 2021	$50	$4	$—	$—	$—	$54
Opening adjustment	—	(1)	(134)	—		(135)
Unrealized gain (losses) arising during the period	(30)	—	97	(1)	(5)	61
Foreign currency adjustment	(1)	(2)	—	—	—	(3)
Deferred income tax recovery (expense) and other	16	—	(26)	—	—	(10)
Balance at December 31, 2021	$35	$1	$(63)	$(1)	$(5)	$(33)

FOR THE YEAR ENDED DEC. 31, 20220 US$ MILLIONS	Net unrealized gains (losses) on securities	Foreign currency adjustment	Change in discount rate used to measure LFPB	Others	Total
Balance at January 1, 2020	$15	$1	$—	$—	$16
Unrealized gains (losses) arising during the period	47	—	—	—	47
Foreign currency adjustment		3	—	—	3
Deferred income tax recovery (expense) and other	(12)	—	—	—	(12)
Balance at December 31, 2020	$50	$4	$—	$—	$54